Stockholders' Equity - Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	4,175,472
Number Exercisable	2,677,128
Weighted- Average Remaining Contractual Life (Years)	6 years 2 months 27 days
$0.8844 - $2.1225
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	360,143
Number Exercisable	360,143
Weighted- Average Remaining Contractual Life (Years)	2 years 4 months 2 days
Exercise price range, lower limit	$ 0.8844
Exercise price range, upper limit	$ 2.1225
$2.6800
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	399,687
Number Exercisable	399,687
Weighted- Average Remaining Contractual Life (Years)	5 years 3 months 15 days
Exercise price range, upper limit	$ 2.6800
$2.9300 - $3.3000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	751,529
Number Exercisable	181,860
Weighted- Average Remaining Contractual Life (Years)	8 years 4 months 17 days
Exercise price range, lower limit	$ 2.9300
Exercise price range, upper limit	$ 3.3000
$4.0328 - $4.7600
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	286,853
Number Exercisable	267,408
Weighted- Average Remaining Contractual Life (Years)	4 years 2 months 1 day
Exercise price range, lower limit	$ 4.0328
Exercise price range, upper limit	$ 4.7600
$5.4000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	815,832
Number Exercisable	303,702
Weighted- Average Remaining Contractual Life (Years)	7 years 10 months 2 days
Exercise price range, upper limit	$ 5.4000
$6.0500 - $8.0700
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	221,494
Number Exercisable	108,785
Weighted- Average Remaining Contractual Life (Years)	8 years 2 months 1 day
Exercise price range, lower limit	$ 6.0500
Exercise price range, upper limit	$ 8.0700
$8.0900
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	447,520
Number Exercisable	249,121
Weighted- Average Remaining Contractual Life (Years)	6 years 9 months 7 days
Exercise price range, upper limit	$ 8.0900
$8.1800 - $8.2000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	422,123
Number Exercisable	340,079
Weighted- Average Remaining Contractual Life (Years)	5 years 4 months 10 days
Exercise price range, lower limit	$ 8.1800
Exercise price range, upper limit	$ 8.2000
$8.2100 - $14.0000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	470,291
Number Exercisable	466,343
Weighted- Average Remaining Contractual Life (Years)	4 years 5 months 19 days
Exercise price range, lower limit	$ 8.2100
Exercise price range, upper limit	$ 14.0000